July 31, 2023 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Common Stock†† (98.5%)
Communication Services (1.6%)
AMC Networks, Cl A*	49,300	$622
Nexstar Media Group, Cl A	19,200	3,585
TEGNA	125,800	2,126

		6,333

Consumer Discretionary (16.3%)
Aaron’s	74,520	1,179
Academy Sports & Outdoors	42,600	2,547
American Axle & Manufacturing Holdings*	139,400	1,317
AutoNation*	12,000	1,932
Bloomin’ Brands	97,600	2,623
Capri Holdings*	14,500	535
Carriage Services, Cl A	38,200	1,237
Carter’s	20,600	1,545
Dick’s Sporting Goods	14,800	2,087
Dine Brands Global	18,400	1,110
Ethan Allen Interiors	68,900	2,168
Foot Locker	43,200	1,161
Genesco*	24,300	686
G-III Apparel Group*	73,334	1,519
Goodyear Tire & Rubber*	74,800	1,203
Group 1 Automotive	9,500	2,456
Guess?	60,600	1,272
H&R Block	42,700	1,435
Harley-Davidson	52,100	2,012
Haverty Furniture	49,300	1,755
Johnson Outdoors, Cl A	2,882	170
KB Home	30,100	1,625
Kohl’s	48,200	1,372
Marriott Vacations Worldwide	8,150	1,047
Meritage Homes	12,900	1,921
Modine Manufacturing*	93,400	3,508
Nordstrom	57,000	1,317
ODP*	37,100	1,851
Penske Automotive Group	13,300	2,147
Playa Hotels & Resorts*	152,300	1,243
PVH	16,500	1,479
Sally Beauty Holdings*	80,000	957
Shoe Carnival	45,300	1,205
Smith & Wesson Brands	84,200	1,072
Thor Industries	13,300	1,536
Toll Brothers	46,200	3,711
Tri Pointe Homes*	102,600	3,271
Winnebago Industries	31,300	2,154

		63,365

Consumer Staples (4.2%)
Coca-Cola Consolidated	3,200	2,027
Energizer Holdings	52,700	1,881
Ingles Markets, Cl A	21,000	1,781
Ingredion	36,900	4,106

LSV Small Cap Value Fund

	Shares	Value (000)
Consumer Staples (continued)
SpartanNash	34,500	$774
Sprouts Farmers Market*	119,900	4,706
United Natural Foods*	38,400	799

		16,074

Energy (5.4%)
Berry	48,700	380
California Resources	44,900	2,396
Civitas Resources	47,200	3,533
CONSOL Energy	6,000	447
DHT Holdings	49,100	484
Gulfport Energy*	14,200	1,455
HF Sinclair	69,900	3,641
Matador Resources	43,000	2,392
Murphy Oil	48,700	2,107
Patterson-UTI Energy	31,346	497
PBF Energy, Cl A	38,800	1,841
SFL	122,150	1,204
World Kinect	51,331	1,157

		21,534

Financials (29.3%)
Affiliated Managers Group	7,300	1,012
American Equity Investment Life Holding	58,200	3,124
American Financial Group	9,000	1,094
Apollo Commercial Real Estate Finance‡	109,500	1,292
Arbor Realty Trust‡	116,631	1,972
Associated Banc-Corp	170,700	3,235
Atlantic Union Bankshares	34,500	1,103
Axis Capital Holdings	53,400	2,943
Banc of California	95,400	1,356
Bank of NT Butterfield & Son	35,000	1,125
Bank OZK	46,400	2,029
BankUnited	60,800	1,814
Brighthouse Financial*	23,078	1,203
Brookline Bancorp	87,100	930
Camden National	33,283	1,151
Carlyle Secured Lending	80,100	1,258
Cathay General Bancorp	64,550	2,456
Central Pacific Financial	95,300	1,738
CNO Financial Group	201,500	5,183
Community Trust Bancorp	17,000	652
Dime Community Bancshares	62,200	1,393
EVERTEC	37,400	1,471
Federated Hermes, Cl B	29,000	981
Financial Institutions	43,990	844
First American Financial	23,400	1,483
First BanCorp	139,442	2,071
First Busey	53,300	1,154
First Commonwealth Financial	96,600	1,395
First Financial	37,179	1,421

July 31, 2023 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Financials (continued)
Flushing Financial	62,572	$987
FNB	157,400	2,013
FS KKR Capital	84,300	1,709
Fulton Financial	139,800	1,999
Genworth Financial, Cl A*	231,200	1,355
Golub Capital BDC	106,023	1,477
Great Southern Bancorp	27,200	1,505
Hancock Whitney	47,200	2,077
Hanmi Financial	72,400	1,376
HomeStreet	55,945	515
Hope Bancorp	181,300	1,969
Horizon Bancorp	65,642	813
Lazard, Cl A	1,900	67
Mercantile Bank	11,678	410
MFA Financial‡	84,325	950
MGIC Investment	203,900	3,413
Mr Cooper Group*	36,600	2,122
Navient	124,700	2,374
New Mountain Finance	132,800	1,693
New York Community Bancorp	147,900	2,051
Oaktree Specialty Lending	54,200	1,106
OceanFirst Financial	55,200	1,028
OFG Bancorp	111,700	3,741
Old National Bancorp	136,600	2,326
PennantPark Investment	195,900	1,293
Peoples Bancorp	39,500	1,113
Popular	34,000	2,467
Premier Financial	51,797	1,122
Prospect Capital	129,300	822
QCR Holdings	28,300	1,450
Radian Group	113,000	3,043
Redwood Trust‡	178,500	1,344
Regional Management	38,100	1,238
Rithm Capital‡	216,400	2,181
Sixth Street Specialty Lending	42,100	837
Synovus Financial	58,600	1,987
Towne Bank	35,050	886
Universal Insurance Holdings	34,900	542
Washington Federal	57,900	1,797
WesBanco	46,300	1,297
Western Asset Mortgage Capital‡	14,170	140
Zions Bancorp	68,300	2,612

		114,130

Health Care (6.9%)
AMN Healthcare Services*	12,521	1,342
Amneal Pharmaceuticals*	272,500	872
Amphastar Pharmaceuticals*	11,900	722
Catalyst Pharmaceuticals*	90,000	1,245
Computer Programs and Systems*	35,100	920

LSV Small Cap Value Fund

	Shares	Value (000)
Health Care (continued)
Cross Country Healthcare*	50,400	$1,300
Exelixis*	60,300	1,189
Inmode*	5,700	245
Ironwood Pharmaceuticals, Cl A*	339,300	3,763
Medpace Holdings*	6,500	1,646
Organon	84,400	1,855
Patterson	98,100	3,227
Prestige Consumer Healthcare*	43,500	2,837
QuidelOrtho*	15,100	1,319
Select Medical Holdings	46,800	1,404
United Therapeutics*	12,300	2,985
Zimvie*	16,800	230

		27,101

Industrials (13.2%)
ACCO Brands	190,900	1,163
AGCO	23,200	3,088
Alaska Air Group*	43,900	2,135
Apogee Enterprises	35,900	1,778
ArcBest	23,100	2,687
Atkore*	33,700	5,347
CoreCivic*	106,600	1,034
CSG Systems International	29,500	1,522
Deluxe	33,000	626
EMCOR Group	10,700	2,301
Ennis	60,900	1,312
Gates Industrial*	69,100	941
Hillenbrand	21,500	1,117
Kelly Services, Cl A	44,400	813
Moog, Cl A	26,600	2,805
Mueller Industries	28,900	2,342
Park-Ohio Holdings	16,500	318
Primoris Services	73,200	2,325
Quad*	152,000	900
Quanex Building Products	58,460	1,645
Rush Enterprises, Cl A	39,300	2,542
Ryder System	32,100	3,279
Textainer Group Holdings	87,400	3,592
Timken	21,600	2,006
Wabash National	49,987	1,183
Werner Enterprises	3,900	183
WESCO International	14,600	2,563

		51,547

Information Technology (8.9%)
Adeia	66,500	799
Amkor Technology	140,230	4,079
Avnet	55,900	2,711
Axcelis Technologies*	7,300	1,464
Cirrus Logic*	22,500	1,818
Diodes*	10,000	945
Immersion	98,400	695
Information Services Group	182,750	941

July 31, 2023 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Information Technology (continued)
Jabil	31,500	$3,486
Photronics*	52,800	1,397
Progress Software	29,300	1,760
Sanmina*	57,600	3,540
ScanSource*	45,525	1,370
Super Micro Computer*	5,800	1,915
TD SYNNEX	10,400	1,027
Vishay Intertechnology	98,800	2,781
Vishay Precision Group*	67,180	2,513
Vontier	36,900	1,141

		34,382

Materials (5.3%)
AdvanSix	58,200	2,334
Chemours	58,900	2,178
Commercial Metals	31,500	1,802
Greif, Cl A	16,300	1,206
Huntsman	62,700	1,867
Ingevity*	36,400	2,330
Koppers Holdings	40,100	1,534
O-I Glass, Cl I*	130,300	2,992
Silgan Holdings	38,800	1,701
SunCoke Energy	103,100	916
Tredegar	32,000	222
Warrior Met Coal	43,600	1,929

		21,011

Real Estate (6.2%)
American Assets Trust‡	72,500	1,631
Apple Hospitality‡	147,700	2,289
Brandywine Realty Trust‡	129,200	653
City Office REIT‡	130,200	712
CorEnergy Infrastructure Trust‡	3,424	4
CTO Realty Growth‡	101,850	1,783
EPR Properties‡	53,600	2,393
Franklin Street Properties‡	190,100	319
Gladstone Commercial‡	45,800	609
Global Net Lease‡	94,300	1,008
Hersha Hospitality Trust, Cl A‡	56,103	351
Industrial Logistics Properties Trust‡	85,200	361
National Health Investors‡	17,100	939
Necessity Retail REIT‡	178,352	1,266
Office Properties Income Trust‡	58,300	449
Park Hotels & Resorts‡	123,600	1,685
Sabra Health Care‡	175,900	2,285
Service Properties Trust‡	150,500	1,278
Tanger Factory Outlet Centers‡	137,800	3,226
Uniti Group‡	227,000	1,266

		24,507

LSV Small Cap Value Fund

	Shares	Value (000)
Utilities (1.2%)
National Fuel Gas	61,200	$3,250
UGI	57,500	1,552

		4,802

TOTAL COMMON STOCK (Cost $339,206)		384,786

	Face Amount (000)
Repurchase Agreement (1.0%)
South Street Securities 5.010%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $3,921 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $3,773, 1.125% - 5.466%, 07/31/2025 – 05/15/2033; total market value $3,999)	$3,921	3,921

TOTAL REPURCHASE AGREEMENT (Cost $3,921)		3,921

Total Investments – 99.5% (Cost $343,127)		$388,707

Percentages are based on Net Assets of $390,538 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class

REIT — Real Estate Investment Trust

LSV-QH-004-2100

3